FS MVP PRIVATE MARKETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (UNAUDITED)

Description	Principal	Maturity Date	Cost	Fair Value
Direct Credit (4.49%)
Aero Operating, LLC (3M US SOFR + 9.00%)(a)(b)(c)	$6,667,858	2/7/2026	$6,641,589	$6,465,912
Beacon Oral Specialist (3M US SOFR + 6.00%)(a)(b)(c)	7,296,131	12/14/2025	7,279,701	7,277,993
Beta Plus Technologies, Inc., TL (3M US SOFR + 5.75%)(a)(b)(c)	4,874,687	7/2/2029	4,478,213	4,232,436
CMS Group Holdings, LLC (3M US SOFR + 5.5%)(a)(b)(c)	4,707,500	11/18/2026	4,654,304	4,642,946
Erie Construction Mid-West, LLC (3M US SOFR + 4.75%)(a)(b)(c)	849,954	7/30/2027	846,281	849,954
ETE Intermediate II, LLC RC (3M US SOFR + 6.50%)(a)(b)(c)	267,857	5/26/2029	267,633	264,710
ETE Intermediate II, LLC TL (3M US SOFR + 6.50%)(a)(b)(c)(d)	2,187,500	5/26/2029	2,139,805	2,161,796
MDME Holdings, LLC (3M US SOFR + 6.25%)(a)(b)(c)	4,358,719	8/3/2027	4,299,980	3,798,037
MDME Incremental T/L (3M US SOFR + 6.25%)(a)(b)(c)	533,459	8/3/2027	529,713	464,837
NAS, LLC (3M US SOFR + 6.50%)(a)(b)(c)	8,531,463	4/1/2026	8,405,199	8,511,551
Netrix, LLC (3M US SOFR + 7.83%)(a)(b)(c)	1,553,307	7/31/2026	1,545,542	1,523,508
North Acquisition LLC (3M US SOFR + 6.75%)(a)(b)(c)	6,344,515	7/27/2027	6,289,750	6,158,688
Orthodontic Partner LLC DDTL4 (3M US SOFR + 6.50%)(a)(b)(c)	941,681	10/12/2027	938,127	927,555
Orthodontic Partners, LLC DDTL (3M US SOFR + 6.50%)(a)(b)(c)	1,876,848	10/12/2027	1,867,784	1,848,695
Road Tested Parts, LLC TL (3M US SOFR + 6.50%)(a)(b)(c)	1,961,861	8/17/2026	1,945,079	1,639,357
Spectrum Vision (3M US SOFR + 6.50%)(a)(b)(c)(d)	5,569,771	11/17/2025	5,560,116	5,559,618

Total Direct Credit			$57,688,816	$56,327,593

Description	Acquisition Date	Cost	Fair Value
Direct Equity (36.75%)(e)
AEP Galaxy-A, L.P. (b)(d)(e)	7/13/2023	$9,455,746	$10,037,276
AeriTek Global Parent, LLC (b)(e)	10/30/2024	7,500,000	7,500,000
ASP Arcadia Co-Invest, L.P. (b)(d)(e)	2/5/2024	9,540,526	7,380,276
BA Hissho Blocker, LLC (a)(b)(f)(e)	5/16/2022	3,861,506	8,047,096
Biloxi Co-Investment , L.P. (b)(d)(e)	8/11/2021	3,630,888	6,433,301
Calera Capital Partners VI C4 Blocked AIV, L.P. (b)(d)(e)	5/9/2024	3,300,000	3,356,819

Description (continued)	Acquisition Date	Cost	Fair Value
Calera XXV, LLC (b)(d)(g)(e)	5/9/2024	$7,950,000	$8,087,843
Charger Investment , L.P. (b)(e)	9/30/2021	4,841,224	10,796,077
CIP Bland Landscaping Holdings MF SPV, LLC (b)(e)	12/19/2024	10,359,254	10,603,026
COP Lawn Services Inv, LLC (a)(b)(d)(h)(e)	11/18/2022	6,020,615	15,977,076
CP III NSW Co-Investment A, LLC (b)(e)	12/13/2024	8,481,000	8,111,386
CP III NSW Co-Investment B, LLC (b)(e)	12/13/2024	4,000,000	3,825,484
CSC Tau Co-Invest Aggregator, L.P. (b)(e)	1/30/2025	15,022,450	15,000,000
CV HOLDCO, LLC (a)(b)(e)	5/20/2024	10,595,775	10,551,261
Edgewater Growth Capital Partners III, L.P. - Cl B (b)(e)	6/30/2025	1,087,453	1,841,310
Gainline Tubing Co-Investment Holdings, LLC (b)(e)	12/3/2024	5,209,200	5,960,834
Greenbriar Coinvest WPS, L.P. (b)(d)(e)	2/13/2023	5,314,659	5,252,091
IEM Parent, L.P. (a)(b)(e)	2/1/2023	5,774,264	92,745,560
Incline V RKD Co-Invest A, L.P. (b)(e)	8/16/2022	12,070,044	13,343,990
Marlin Equity V, L.P. - Class A (b)(e)	1/15/2025	1,130,290	1,274,595
Marlin Equity V, L.P. - Class B (b)(e)	1/15/2025	1,753,462	1,941,450
MDME Holdings, LLC (a)(b)(e)	8/3/2022	66,624	43,598
Medical Device Opportunities S.C.A. (a)(b)(d)(e)	6/29/2023	5,219,914	8,452,902
MFG Mellott Fund A, LLC (a)(b)(e)	9/9/2021	3,000,000	6,656,976
MiddleGround Checker Co-Invest Partners, L.P. (b)(e)	2/10/2022	11,894,611	7,568,996
MiddleGround Royal Palm Co-Invest Partners, L.P. (b)(e)	2/10/2022	7,827,169	17,104,180
MML Partnership Capital VII S.C.Sp. (a)(b)(e)	8/21/2023	10,000,000	11,911,562
NCS Investment, L.P. (b)(e)	6/13/2025	10,120,000	10,000,000
North Acquisition, LLC (b)(g)(e)	7/27/2022	150,000	217,586
North Haven Capital Partners VIII-A, L.P. (b)(e)	5/23/2025	1,314,935	1,341,892
NS UPS A, LLC (b)(d)(e)	7/18/2024	4,798,296	5,331,497
NS UPS Investment, LLC (b)(d)(g)(e)	7/18/2024	1,859,340	2,067,045
OEP VIII Project Vector Co-Investment (b)(e)	12/20/2021	8,027,290	16,802,981
RCP Monte Nido Co-Investment Fund, L.P. (a)(b)(e)	8/24/2022	17,479,687	4,152,155
RCP Nats Co-Investment Fund, L.P. (b)(c)(e)	3/18/2025	17,163,178	17,142,857
Ridgemont Equity Coinvest III AGP Blocker, L.P. (a)(b)(i)(e)	10/12/2021	4,545,455	14,545,456
SCP FCA Investments, LLC (b)(d)(g)(e)	6/6/2024	7,550,000	11,701,895
SPC Totalmed, LLC (b)(e)	3/10/2023	10,000,000	5,117,244
TPG Growth V Deacon, L.P. (b)(e)	12/22/2023	10,095,238	11,499,127
TPG Growth V Walkabout CI, L.P. (b)(g)(e)	9/19/2023	7,536,585	10,130,067
TRF Sagebrush Co-Invest, L.P. (b)(e)	11/1/2024	10,545,249	13,679,520
Truelink Atlas, L.P. (b)(e)	6/26/2025	7,500,000	7,500,000
V-Co-Invest IV, L.P. (b)(e)	4/12/2024	5,050,000	5,019,952
V-Sky Co-Invest Aggregator II, L.P. (b)(e)	9/2/2021	5,007,539	4,991,407

Description (continued)	Acquisition Date	Cost	Fair Value
Warrior Ultimate Holdings, LLC (b)(e)	12/27/2024	$6,500,000	$6,500,000
WCI-BXC Investment Holdings L.P. (b)(e)	10/31/2023	13,136,583	13,017,190

Total Direct Equity		$323,286,049	$460,562,836

Description	Acquisition Date	Cost	Fair Value
Secondary Investments (49.50%)(e)
3BC Matrix LP, LLC (b)(e)	5/12/2025	9,950,000	9,950,000
ABRY Heritage Partners II, L.P. (b)(d)(e)	3/28/2024	420,175	486,692
ABRY Heritage Partners, L.P. (b)(d)(e)	3/28/2024	259,266	634,278
ABRY Partners IX, L.P. (b)(e)	9/30/2021	13,150,404	18,351,389
ABRY Partners IX, L.P. #2 (b)(d)(e)	12/31/2024	3,625,692	4,609,258
ABRY Partners VII, L.P. (b)(d)(e)	12/31/2024	68,812	128,115
ABRY Partners VIII (Cayman AIV), L.P. (b)(e)	3/28/2024	56,728	112,666
ABRY Partners VIII, L.P. (b)(e)	3/28/2024	385,768	383,267
Accel-KKR Capital Partners CV IV Strategic Fund, L.P. (b)(d)(e)	3/22/2022	4,953,805	5,729,664
American Securities VII (b)(d)(e)	6/30/2023	29,962,864	22,540,849
Apse Capital II L.P. (b)(e)	10/29/2024	17,139,623	23,066,702
Ares Corporate Opportunities Fund IV, L.P. - Cl B (b)(e)	6/30/2025	1,132,201	1,809,817
Arlington Capital Partners III, L.P. - Class B (b)(e)	6/30/2025	367,619	681,118
Bain Capital Fund X, L.P. (b)(d)(e)	4/1/2024	100,323	82,230
Bain Capital Venture 2005, L.P. (b)(d)(e)	6/28/2024	29,569	26,656
Bain Capital Venture 2007, L.P. (b)(e)	6/28/2024	453,144	482,147
Bain Capital Venture 2012, L.P. (b)(e)	6/28/2024	671,447	767,676
Bain Capital Venture 2014, L.P. (b)(d)(e)	6/28/2024	925,754	941,520
Bain Capital Venture 2016, L.P. (b)(e)	6/28/2024	4,062,725	4,702,736
Bain Capital Venture Coinvestment Fund L.P. (b)(d)(e)	6/28/2024	157,331	240,334
Baird Capital Partners V Limited Partnership Cl B (b)(e)	6/30/2025	21,164	30,144
Battery Ventures XI-A Side Fund, L.P. - Class A (b)(e)	1/7/2025	563,536	807,520
Battery Ventures XI-A Side Fund, L.P. - Class B (b)(e)	1/7/2025	1,773,818	2,105,670
Battery Ventures XI-A, L.P. - Class A (b)(e)	1/7/2025	472,124	730,248
Battery Ventures XI-A, L.P. - Class B (b)(e)	1/7/2025	2,761,028	3,713,767
Battery Ventures XII Side Fund, L.P. (b)(d)(e)	9/30/2021	6,138,419	3,937,486
Battery Ventures XII, L.P. (b)(d)(e)	9/30/2021	9,722,167	8,548,842
Berkshire Fund IX, L.P. (b)(d)(g)(e)	9/30/2021	11,691,338	14,074,348
Berkshire Fund VIII, L.P. (b)(d)(e)	3/31/2023	5,806,250	2,458,063
Bison Capital Partners IV, L.P. - Class B (b)(e)	6/30/2025	1,708,847	2,783,798

Description (continued)	Acquisition Date	Cost	Fair Value
Blue Point Capital Partners III, L.P. - Class A (b)(e)	6/30/2025	$78,421	$419,535
Blue Point Capital Partners III, L.P. - Class B (b)(e)	6/30/2025	246,880	1,320,761
Bregal Unternehmerkapital III-A SCSp (b)(d)(e)	9/30/2024	1,076,653	1,556,810
Brentwood Associates Private Equity V-A, L.P.Cl B (b)(e)	6/30/2025	9,298,207	11,104,234
BVIP Fund VIII, L.P. - Class A (b)(e)	6/30/2025	837,744	855,029
BVIP Fund VIII, L.P. - Class B (b)(e)	6/30/2025	1,108,807	1,131,684
Centerbridge Capital Partners III, L.P. (b)(d)(j)(e)	3/28/2024	2,204,925	2,027,834
Centerbridge Capital Partners III, L.P. - Class B2 (b)(e)	12/31/2024	5,032,955	4,854,736
Centerbridge Capital Partners III, L.P. - Class B3 (b)(e)	1/2/2025	9,496,913	10,092,202
Centerbridge Capital Partners III, L.P. - Class B4 (b)(e)	6/30/2025	3,211,189	3,819,463
Centerbridge Capital Partners IV, L.P. - Class B (b)(e)	6/30/2025	1,938,004	2,505,158
Charlesbank Equity Fund IX, L.P. (b)(d)(g)(e)	9/30/2021	7,338,107	10,244,586
COREalpha Private Equity Partners Co- Investment (b)(d)(e)	5/31/2024	3,684,990	4,641,616
EnCap Energy Capital Fund IX, L.P. - Class A (b)(e)	6/30/2025	1,608,941	2,235,058
EnCap Energy Capital Fund VIII-B, L.P. - Class B (b)(e)	6/30/2025	1,938,650	2,819,520
EnCap Flatrock Midstream Fund II, L.P. - Class A (b)(e)	6/30/2025	610,504	898,658
EnCap Flatrock Midstream Fund III, L.P. - Class A (b)(e)	6/30/2025	2,857,527	3,690,115
EQT VII (No. 1) Limited Partnership (b)(d)(e)	3/28/2024	1,975,767	2,510,958
EQT VIII (No.1) SCSp (b)(d)(e)	3/28/2024	3,531,899	4,145,912
Excellere Capital Fund II, L.P. - Class B (b)(e)	6/30/2025	1,846,800	2,612,551
ForgePoint Cybersecurity Fund I, L.P. (b)(e)	1/4/2024	522,832	437,894
Francisco Partners V, L.P. (b)(d)(j)(e)	1/31/2024	2,162,872	2,490,966
Francisco Partners V-A, L.P. (b)(d)(e)	1/4/2024	512,038	560,294
Francisco Partners VI, L.P. (b)(d)(e)	1/4/2024	2,564,650	3,653,783
Francisco Partners VI-B, L.P. (b)(d)(e)	10/1/2024	2,130,350	2,507,212
FSN Capital Confluence L.P. (b)(d)(e)	7/22/2024	5,009,889	8,569,128
Gallant Capital Partners I-A, L.P. (b)(e)	10/1/2024	1,463,400	1,523,083
Genstar Capital Partners X, L.P. (b)(d)(e)	1/3/2024	841,172	967,932
GHO Capital Virtue, L.P. (b)(d)(e)	4/21/2022	9,471,008	8,812,099
GMB Mezzanine Capital II, L.P. - Class A (b)(e)	6/30/2025	208,231	52,598
GMB Mezzanine Capital III, L.P. - Class A (b)(e)	6/30/2025	284,541	435,746
Greycroft Partners II, L.P. (b)(d)(e)	1/17/2024	90,707	97,838

Description (continued)	Acquisition Date	Cost	Fair Value
Hellman & Friedman Capital Partners VIII, L.P. (b)(d)(e)	9/30/2021	$13,936,850	$11,073,842
HGGC Fund II, L.P. (b)(d)(g)(e)	9/30/2021	5,099,273	7,268,874
HGGC Fund II, L.P. - Class A (b)(e)	6/30/2025	6,298,536	7,050,807
HGGC Fund III, L.P. (b)(d)(e)	9/30/2021	1,874,197	5,032,522
Icon Partners III, L.P. (b)(d)(e)	7/12/2021	4,344,895	4,523
Icon Partners IV B, L.P (b)(d)(e)	7/12/2021	2,253,629	2,463,706
Incline Equity Partners III, L.P. - Class B (b)(e)	6/30/2025	20,913	30,434
Insight Venture Partners IX, L.P. (b)(d)(e)	9/30/2021	23,906,977	18,436,655
Institutional Venture Partners XVI, L.P. (b)(e)	9/30/2021	2,735,394	1,762,495
KKR North America Fund XI L.P. - Class B (b)(e)	6/30/2025	2,175,064	2,887,858
Kohlberg TE Investors X, L.P. (b)(e)	7/31/2024	3,363,511	3,629,461
Lakestar Growth I LP (b)(d)(e)	9/30/2021	968,453	1,212,839
Lakestar I LP (b)(e)	9/30/2024	70,210	82,990
Lakestar III LP (b)(d)(e)	9/30/2024	705,736	551,891
Lightyear Fund IV, L.P. (b)(d)(g)(e)	9/30/2021	6,249,340	8,912,583
Linden Capital Partners II LP - Class A (b)(e)	6/30/2025	3,134,623	3,821,696
Linden Capital Partners IV, L.P. (b)(d)(j)(e)	9/30/2023	7,046,707	11,392,081
Longitude Venture Partners II, L.P. - Class B (b)(e)	6/30/2025	840,932	1,397,249
Mill City Fund II, L.P. - Class B (b)(e)	6/30/2025	2,363,152	2,097,223
NB Eclipse Fund LP (b)(d)(e)	9/30/2024	10,938,656	13,593,176
New Mountain Partners IV, L.P (b)(d)(g)(e)	9/30/2021	5,283,671	1,949,604
New Mountain Partners V, L.P. (b)(d)(g)(e)	9/30/2021	9,948,870	5,555,534
New Mountain Partners VI, L.P. (b)(d)(e)	1/4/2024	670,913	963,565
NewView Capital Special Opportunities Fund III, LP (b)(d)(e)	6/17/2024	10,991,734	13,738,485
Odyssey Investment Partners V, L.P. (b)(d)(g)(e)	9/30/2021	4,319,430	2,103,231
Olympus Growth Fund VI, L.P. - Class B (b)(e)	6/30/2025	5,529,849	7,758,309
Olympus Growth Fund VII, L.P. - Class A (b)(e)	6/30/2025	37,232,453	42,568,995
One Rock Capital Partners, LP - Class B (b)(e)	6/30/2025	3,167,057	3,359,476
Paine Schwartz Food Chain Fund IV, L.P. - Class B (b)(e)	6/30/2025	5,321,184	6,814,972
Pantheon Viking Co-Invest, L.P. (b)(d)(e)	9/29/2023	5,997,985	8,778,712
Platinum Equity Capital Partners III, L.P. - Cl B (b)(e)	6/30/2025	656,970	1,015,660
Platinum Equity Capital Partners IV, L.P. (b)(d)(e)	9/30/2021	9,521,475	7,261,896
Quad-C Partners IX, L.P. (b)(d)(e)	9/30/2021	7,039,052	9,346,351
Ridgemont Equity Partners III, L.P. (b)(e)	1/14/2025	1,412,976	1,435,942
Searchlight Capital III PV, L.P. (b)(d)(e)	9/30/2024	1,430,115	1,786,993
Searchlight Captial CF SPK, L.P. (b)(d)(e)	11/14/2023	9,090,351	12,134,760
Silver Lake Alpine, L.P. - Class A (b)(e)	6/30/2025	1,037,379	1,275,445
Silver Lake Alpine, L.P. - Class B (b)(e)	6/30/2025	8,628,633	10,608,800

Description (continued)	Acquisition Date	Cost	Fair Value
Silver Lake Partners V, L.P. (b)(d)(j)(e)	9/1/2023	$13,017,714	$10,260,461
Silver Oak CCS SPV, L.P. (b)(d)(e)	12/20/2021	1,974,239	4,015,133
SK Capital Partners III, L.P. - Class B (b)(e)	6/30/2025	3,277,093	3,626,313
SK Capital Partners IV-A, L.P. - Class B (b)(e)	6/30/2025	5,288,456	6,360,908
SPC Partners V, L.P. - Class B (b)(e)	6/30/2025	2,593,155	3,357,425
Stepstone Capital Partners IV, L.P. (b)(d)(e)	9/30/2021	1,996,064	2,595,353
Summer Street Capital III, L.P. - Class B (b)(e)	6/30/2025	387,352	545,488
SunTx Capital Partners II, L.P. - Class B (b)(e)	6/30/2025	1,082,691	2,044,564
SunTx Capital Partners III, L.P. - Class A (b)(e)	6/30/2025	7,021,823	8,981,393
Tailwind Capital Partners II, L.P. - Class A (b)(e)	6/30/2025	668,845	78,230
Tenex Capital Partners III, L.P. (b)(d)(e)	9/30/2024	1,209,975	1,612,950
Thoma Bravo Fund XII, L.P. (b)(d)(j)(e)	9/30/2023	10,635,968	5,604,936
Thoma Bravo Fund XII-A, L.P. (b)(d)(e)	1/4/2024	574,828	511,933
Thoma Bravo Fund XIII, L.P. (b)(d)(e)	9/30/2021	16,805,942	17,387,071
Thoma Bravo Fund XIV-A, L.P. (b)(d)(e)	1/4/2024	808,304	924,287
Thoma Bravo Fund XV, L.P. (b)(d)(e)	1/4/2024	702,155	1,015,296
Trinity Ventures 2024, L.P. (b)(e)	12/20/2024	9,188,196	11,863,358
Triton IV Continuation Fund SCSP (b)(d)(e)	4/25/2023	6,893,322	10,240,219
Triton IV US, L.P. (b)(d)(e)	7/29/2024	718,734	1,649,737
Triton V, L.P. (b)(d)(e)	4/2/2024	2,869,577	3,964,449
TZP Capital Partners II, L.P. - Class A (b)(e)	6/30/2025	3,383,197	4,518,967
TZP Capital Partners II, L.P. - Class B (b)(e)	6/30/2025	429,138	573,204
TZP Capital Partners III, L.P. - Class A (b)(e)	6/30/2025	1,991,750	2,732,433
TZP Capital Partners III, L.P. - Class B (b)(e)	6/30/2025	1,898,186	2,604,074
TZP Small Cap Partners II, L.P. - Class A (b)(e)	6/30/2025	3,766,039	5,393,423
TZP Small Cap Partners II, L.P. - Class B (b)(e)	6/30/2025	1,537,462	2,201,831
Venture Investors Early Stage Fund V LP - Cl B (b)(e)	6/30/2025	657,737	847,617
Vista Equity Partners Fund VII-A, L.P. (b)(e)	12/31/2024	5,548,959	6,368,587
Waud Capital Partners QP IV, L.P. (b)(d)(g)(e)	12/31/2021	9,958,068	11,647,212
Wind Point Partners AAV II, L.P. (b)(d)(e)	7/28/2023	2,579,387	899,800
Wind Point Partners AAV, L.P. (b)(d)(e)	7/8/2021	3,044,959	1,339,091
Wind Point Partners VII-A, L.P. - Class B (b)(e)	6/30/2025	212,612	324,866

Description (continued)	Acquisition Date	Cost	Fair Value
Wind Point Partners VIII-A, L.P. (b)(d)(g)(e)	9/30/2021	$2,160,705	$4,620,868

Total Secondary Investments		$564,207,291	$620,383,105

Description	Acquisition Date	Cost	Fair Value
Primary Investments (5.46%)(e)
Audax Private Equity Origins Fund I, L.P. (b)(d)(e)	4/21/2022	5,847,910	4,488,761
Bansk Fund I-B, L.P. (b)(d)(e)	4/24/2023	10,046,332	15,856,089
BharCap Partners II-B, L.P. (b)(e)	4/14/2025	3,115,337	3,299,553
Cynosure 2020 Co-Investment, LLC Series B (b)(g)(e)	9/30/2021	924,196	3,290,313
Cynosure Partners III Offshore, L.P. (b)(e)	12/27/2024	6,606,359	7,030,607
FFL Parallel Fund V, L.P. (b)(d)(e)	5/6/2022	9,975,436	11,778,373
Gridiron Capital Fund V, L.P. (b)(d)(e)	3/31/2023	6,012,981	6,627,931
Norwest Mezzanine Partners, V, L.P. (b)(d)(e)	9/29/2023	552,659	515,004
One Equity Partners VIII, L.P. (b)(d)(e)	4/5/2022	9,368,780	15,226,698
WP COREalpha (Cayman) VII, L.P. (b)(d)(e)	6/20/2024	354,571	338,208

Total Primary Investments		$52,804,561	$68,451,537

Description	Acquisition Date	Cost	Fair Value
Common Stock (0.00%)(e)
ServiceTitan Inc. (b)(e)	6/23/2025	34,190	34,190

Total Common Stock		$34,190	$34,190

Short-Term Investments (9.32%)	Cost	Fair Value
Fidelity Treasury Fund, Daily Money Class, 3.67%(c),(k)	767,314	767,314
Goldman Sachs Financial Square Government Fund – Institutional Class, 4.21%(c),(k)	112,601,752	112,601,752
Vanguard Federal Money Market – Investor Class, 4.23%(c),(k)	3,367,796	3,367,796
Total	116,736,862	116,736,862

Total Short-Term Investments	$116,736,862	$116,736,862

Total Investments (105.52%)	$1,114,757,769	$1,322,496,123
Liabilities In Excess of Other Assets (5.52%)		(69,125,291)
Net Assets (100.00%)		$1,253,370,832

Investment Abbreviations:

SOFR- Secured Overnight Financing Rate

Rates:

3M U.S. SOFR - 3 Month SOFR as of June 30, 2025 was 4.29%

(a)	Level 3 securities fair valued under procedures established by the Trustees, represent 18.30% of Net Assets. The total value of these securities is $229,411,235.
(b)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,205,759,261, which represents 96.20% of net assets as of June 30, 2025.
(c)	Income producing security.
(d)	Investment has been committed to but has not been fully funded by the Fund at June 30, 2025. See the attached notes for total unfunded investment commitments.
(e)	Non-income producing security.
(f)	The Fund owns 500,000 Class A units.
(g)	All or a portion of this security is custodied with MVP Private Markets Fund (S), LLC at June 30, 2025.
(h)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(i)	The Fund owns 4,545,455 subscriber units.
(j)	All or a portion of this security is custodied with MVP Private Markets Sub-Fund, LLC at June 30, 2025.
(k)	The rate shown is the annualized 7-day yield as of June 30, 2025.

*	All securities are domiciled in the United States.

See Notes to Quarterly Schedule of Investments.

FS MVP Private Markets Fund

Notes to Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended March 31, 2025.

PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 —	inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —	significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years. The Fund may invest in primary and secondary investments. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The Fund calculates its net asset value as of the close of business on the last business day of each month, each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date. The net asset value of Class A Shares, Class I Shares and Class D Shares will be calculated separately based on the fees and expenses applicable to each class. It is expected that the net asset value of Class A Shares, Class I Shares and Class D Shares will vary over time due to the different fees and expenses applicable to each class.

The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser as the Fund’s Valuation Designee, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures.

The Valuation Policy provides that the Fund will value its Fund Investments at fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price, subject to adjustment based on potential restrictions on the transfer or sale of such securities.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation and trading volume in order to determine whether the quotation represents fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of Direct Investments, the Valuation Designee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the relevant Portfolio Companies or other business counterparties.

Secondary Investments and Primary Investments in Portfolio Funds are generally valued based on the most recent net asset value reported by the associated Sponsor taking into account the subsequent cash flow activity with respect thereto as set forth below, provided that if the Valuation Designee concludes in good faith that the most recent net asset value reported by a Sponsor does not represent fair value, the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above. Any cash flows since the reference date of the last net asset value for a Portfolio Fund received by the Fund from a Sponsor until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Sponsor.

Notwithstanding the above, Sponsors may adopt a variety of valuation bases and provide differing levels of information concerning Portfolio Funds and other investments and there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. The Valuation Designee will not be able to confirm independently the accuracy of valuations provided by the Sponsors (which are generally unaudited).

Determining the fair value of investments for which market values are not readily available is necessarily subject to incomplete information, reporting delays and many subjective judgments; accordingly, fair value determinations made by the Valuation Designee should be considered as estimates. Due to the inherent uncertainty involved in such determinations, the reported fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Expenses of the Fund, including the Investment Management Fee, are accrued on a monthly basis on the Determination Date and taken into account for the purpose of determining the Fund’s NAV.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of June 30, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Direct Equity	$–	$–	$173,083,642	$460,562,836
Direct Credit	–	–	56,327,593	56,327,593
Secondary Investments	–	–	–	620,383,105
Primary Investments	–	–	–	68,451,537
Common Stock	34,190	–	–	34,190
Short Term Investments	116,736,862	–	–	116,736,862
Total	$116,771,052	$–	$229,411,235	$1,322,496,123

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

Direct Equity, Primary Investments and Secondary Investments are fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $976,313,836 are excluded from the fair value hierarchy as of June 30, 2025.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Credit	Direct Equity	Total
Balance as of March 31, 2025	$56,666,827	$161,064,872	$217,731,699
Accrued discount/ premium	(44,534)	–	(44,534)
Return of Capital	–	–	–
Realized Gain/(Loss)	6,015	–	6,015
Change in Unrealized Appreciation/(Depreciation)	235,902	12,018,770	12,254,672
Purchases	249,084	–	249,084
Sales Proceeds	(785,701)	–	(785,701)
Transfer into Level 3	–	–	–
Balance as of June 30, 2025	$56,327,593	$173,083,642	$229,411,235
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2025	$235,902	$12,018,770	$12,254,672

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

Asset Class	Fair Value at June 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average of Input		Impact to Valuation from an Increase in Input
Direct Credit	$38,287,225	Relative Value Analysis	Yield to Maturity	7.0%-21.7%	14.3%		Decrease
Direct Credit	18,040,368	Recent transaction	N/A	N/A	N/A		N/A
Direct Equity	173,083,642	Market Comparable Companies	EBITDA Multiple	7.5x - 16.0x	11.7	x	Increase

The Fund’s investments in Portfolio Funds, along with their corresponding unfunded commitments and other attributes, as of June 30, 2025, are briefly summarized in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Control investments in established companies	$861,740,390	$123,920,953	Up to 10 Years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	79,357,451	6,377,431	Up to 10 Years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	17,043,956	2,960,613	Up to 10 Years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified financing stage. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Portfolio Funds held by the Fund as of June 30, 2025.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare or other high growth industries.

Special Situations: A broad range including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Fund may make include:

Primary Investments. Primary investments are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Direct Investments. Direct investments involve taking an interest in securities issued by an operating company, whether equity or credit. Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the growth and development of the company through work with the company’s management and board of directors. Direct credit investments often represent financing for buyout or growth investments and may have various features and covenants designed to protect the lender’s interests; such investments may include both secured and unsecured loans, bonds and/or other forms of debt. Direct investments may vary in duration, but usually are exited within two to six years.